Organization and Significant Accounting Policies (Tables)	6 Months Ended	9 Months Ended
	Jun. 30, 2021	Sep. 30, 2021
Accounting Policies [Abstract]
Company's Accounts Receivable, Net of Allowance
The following table presents the Company’s Accounts receivable, net of allowance for the periods presented:

(Amounts in 000’s)	June 30, 2021	December 31, 2020
Gross receivables
Real Estate Services (a)	$777	$3,481
Healthcare Services	925	—

Sub Total	1,702	3,481
Allowance
Real Estate Services (a)	(32)	(1,381)
Healthcare Services	(77)	—

Sub Total	(109)	(1,381)

Accounts receivable, net of allowance	$1,593	$2,100

(b)	See Note 6— Leases for details on the impact of the Wellington Lease Termination.

The following table presents the Company’s Accounts receivable, net of allowance for the periods presented:

(Amounts in 000’s)	September 30, 2021	December 31, 2020
Gross receivables
Real Estate Services (a)	$1,118	$3,481
Healthcare Services	960	—

Sub Total	2,078	3,481
Allowance
Real Estate Services (a)	(32)	(1,381)
Healthcare Services	(110)	—

Sub Total	(142)	(1,381)

Accounts receivable, net of allowance	$1,936	$2,100

(c)	See Note 6— Leases for details on the impact of the Wellington Lease Termination.

Company's Accounts Payable
The following table presents the Company’s Accounts payable for the periods presented:

(Amounts in 000’s)	June 30, 2021	December 31, 2020
Accounts payable
Real Estate Services	$3,078	$3,008
Healthcare Services	305	—

Total Accounts payable	$3,383	$3,008

The following table presents the Company’s Accounts payable for the periods presented:

(Amounts in 000’s)	September 30, 2021	December 31, 2020
Accounts payable
Real Estate Services	$3,027	$3,008
Healthcare Services	891	—

Total Accounts payable	$3,918	$3,008

Summary of Real Estate Tax Recognized on Consolidated Statements of Operations
The following table summarizes real estate tax recognized on our consolidated statements of operations for the three and six months ended June 30, 2021 and 2020:

	Three Months Ended June 30,		For the Six Months Ended June 30,
(Amounts in 000’s)	2021	2020	2021	2020
Rental revenues	$98	$119	$231	$245
Other operating expenses	$98	$119	$231	$245

The following table summarizes real estate tax recognized on our consolidated statements of operations for the three and nine months ended September 30, 2021 and 2020:

	For the Three Months Ended September 30,		For the Nine Months Ended September 30,
(Amounts in 000’s)	2021	2020	2021	2020
Rental revenues	$111	$134	$342	$379
Other operating expenses	$111	$134	$342	$379

Schedule of Securities Outstanding that were Excluded From the Computation, Prior to the Use of the Treasury Stock Method, Because They Would Have Been Anti-dilutive
Securities outstanding that were excluded from the computation, because they would have been anti-dilutive were as follows:

	June 30,
(Share amounts in 000’s)	2021	2020
Stock options	13	15
Warrants—employee	49	49
Warrants—non employee	9	9
Total anti-dilutive securities	71	73

Securities outstanding that were excluded from the computation, because they would have been anti-dilutive were as follows:

	September 30,
(Share amounts in 000’s)	2021	2020
Stock options	13	13
Warrants—employee	49	49
Warrants—non employee	9	9

Total anti-dilutive securities	71	71